Commitments (Details Narrative) - USD ($)		3 Months Ended
	Oct. 08, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue		$ 610,000	$ 700,000	$ 0
Revenue recognized		$ 90,000
Chief Executive Officer and Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salaries payable			$ 300,000
OEM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	$ 700,000
Fees received	$ 700,000